Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(in millions)	Land and Land Improvements	Buildings and Leasehold Improvements	Equipment	Computers	Construction in Progress	Total
Cost
As of December 31, 2023	$92	$7,635	$24,277	$448	$1,512	$33,964
Additions(1)	—	11	36	3	202	252
Transfers from construction in progress	—	127	1,361	8	(1,496)	—
Disposals	—	—	(406)	(1)	(4)	(411)
Effects of exchange rate changes	(1)	(4)	(20)	—	—	(25)
As of December 31, 2024	91	7,769	25,248	458	214	33,780
Additions(1)	—	7	23	—	527	557
Acquisitions	—	5	87	2	7	101
Asset retirement cost adjustment	—	(39)	6	—	—	(33)
Transfers from construction in progress	—	62	197	9	(268)	—
Disposals	—	(15)	(1,219)	(4)	(1)	(1,239)
Effect of exchange rate changes	1	8	45	—	1	55
As of December 31, 2025	$92	$7,797	$24,387	$465	$480	$33,221
Accumulated Depreciation
As of December 31, 2023	$28	$4,205	$19,486	$409	$7	$24,135
Additions(1)	2	269	1,081	18	—	1,370
Impairments	1	566	362	1	5	935
Disposals	—	—	(404)	(1)	—	(405)
Effects of exchange rate changes	—	(2)	(15)	—	—	(17)
As of December 31, 2024	31	5,038	20,510	427	12	26,018
Additions(1)	1	229	891	16	(2)	1,135
Disposals	—	(15)	(1,174)	(4)	—	(1,193)
Effect of exchange rate changes	—	4	34	—	—	38
As of December 31, 2025	$32	$5,256	$20,261	$439	$10	$25,998

Net book value as of December 31, 2024	$60	$2,731	$4,738	$31	$202	$7,762

Net book value as of December 31, 2025	$60	$2,541	$4,126	$26	$470	$7,223
(1) The Company earned investment tax credits related to the construction of wafer fabrication facilities in New York and Vermont (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property, plant and equipment costs. As of December 31, 2025 and 2024, the investment tax credits included in property, plant and equipment amounted to $188 million and $174 million, respectively.
Construction in progress includes property, plant and equipment that is still in progress of construction and in the qualification process for equipment, necessary for these assets to be operating in the manner for their intended use. When these assets are completed and placed in service, they are transferred to property, plant and equipment and depreciation commences. The Company transferred $268 million and $1.5 billion in 2025 and 2024, respectively, from construction in progress to the respective property, plant and equipment category.
Depreciation expense on property, plant and equipment is as follows:

(in millions)	2025	2024	2023
Cost of revenue	$1,081	$1,300	$1,207
Research and development expenses	36	51	38
Selling, general and administrative expenses	18	19	20
Total	$1,135	$1,370	$1,265
The Company performed its annual impairment assessment during the fourth quarter of 2025 and concluded no impairment triggers were present. When performing the fourth quarter 2024 impairment assessment, the Company identified impairment indicators present on certain long-lived assets relating to legacy investments in production capacity at its fabrication facility in Malta, New York. The impairment indicators were identified by re-evaluating the diversification of the Company’s long-term manufacturing technology platform roadmap in Malta, consistent with its current technology capabilities and transfer strategy necessary to meet expected long-term market demand.
Assessing the impairment of long-lived assets involves comparing their respective carrying value with their recoverable values. Management determined the recoverable value of the assets by assessing both the fair value less cost of disposal and value in use. The recoverable amount was assessed to be the value in use which was greater than the fair value less cost of disposal. The Company estimated the value in use of its long-lived assets using a discounted cash-flow model. The significant assumptions used to estimate the value in use were based on an 11.5% weighted average cost of capital and expected revenue growth rates. Based on the impairment analysis conducted, the Company determined that the carrying value of the long-lived assets exceeded its recoverable amount, and as a result, recorded an impairment charge of $935 million during the quarter ended December 31, 2024, which is included within operating expenses in the consolidated statements of operations.